Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		₩ 11,790,185	₩ 12,456,051
Cash flows		(852,272)	(921,750)
Exchange rate changes	[1]	179,773	36,701
Fair value changes		(146,123)	(41,361)
Other changes		429,443	260,544
Ending balance		11,401,006	11,790,185
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			142,998
Cash flows		100,000	(142,998)
Ending balance		100,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		718,078	793,113
Cash flows		(202,500)	(75,050)
Other changes		22	15
Ending balance		515,600	718,078
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		8,325,643	8,366,693
Cash flows		725	(84,082)
Exchange rate changes	[1]	179,773	36,701
Other changes		5,139	6,331
Ending balance		8,511,280	8,325,643
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,611,433	1,782,057
Cash flows		(381,347)	(402,465)
Other changes		407,865	231,841
Ending balance		1,637,951	1,611,433
Long-term payables – other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,260,453	1,638,341
Cash flows		(369,150)	(400,245)
Other changes		16,417	22,357
Ending balance		907,720	1,260,453
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		(9,212)
Fair value changes		8,464	(9,212)
Ending balance		(748)	(9,212)
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		(116,210)	(267,151)
Cash flows			183,090
Fair value changes		(154,587)	(32,149)
Ending balance		₩ (270,797)	₩ (116,210)

[1]	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.